Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 28, 2012
Century Growth Opportunities Fund (Prospectus Summary) | Century Growth Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	CENTURY GROWTH OPPORTUNITIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Century Growth Opportunities Fund (CGOF) seeks long-term capital growth.
Expense, Heading	rr_ExpenseHeading	Fees And Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 119%
of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	119.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in the common stocks of U.S. companies selected for their growth potential. The Fund invests mainly in small and medium-sized companies, with market capitalizations in the range of $800 million to $6 billion. Market capitalization is a commonly used measure of the size and value of a company. The Fund may invest up to 20% of its total assets in foreign securities, including emerging markets. A security may be sold, among other reasons, if the portfolio manager believes that the issuer's fundamental outlook has deteriorated, growth drivers are dissipating, or the stock price has surpassed a valuation target, or the portfolio manager believes that a better opportunity is available. The Fund may trade actively in order to achieve its investment objective.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	It is important to understand that you could lose money by investing in the
Fund. The following is a summary of the principal risks of investing in the
Fund:

Stock Market Risk, which is the risk that stock prices will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Movements in the stock markets may adversely affect a stock's price, regardless of how well a company performs. The value of the Fund's portfolio may decrease if the value of one or more companies in the portfolio decreases.

Security Selection Risk, which is the risk that poor stock selection will cause the Fund to underperform its benchmark or other funds with similar investment objectives. Market Capitalization Risk, which is the risk that the value of the securities of smaller, less well known companies may perform differently from the market as a whole. Historically, small-cap and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market.

Growth Securities Risk, which is the risk that the price of a "growth" security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Securities Risk, which is the risk that the value of foreign securities may decline in response to changes in currency exchange rates, unfavorable political developments, and economic and financial instability in a particular country. Foreign securities markets generally have less trading volume and liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Other risks arise from different accounting, financial reporting and legal standards, as well as higher transaction costs. The securities markets of emerging market countries generally are smaller, less liquid and more volatile than markets in developed countries. The risks described above apply to a greater extent to investments in emerging markets.

New Fund Risk, which is the risk that the Fund may not grow to or maintain an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.

Active Trading Risk, which is the risk that active trading could raise transaction costs (thus lowering return). In addition, active trading could result in increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk, Lose Money	rr_RiskLoseMoney	It is important to understand that you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund during the first full calendar year of operation. In the future, the bar chart will show how the Fund's performance has varied from one calendar year to another.
The table shows how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The returns shown in the bar chart and table include reinvestment of all dividends and capital gains distributions and reflect fund expenses.

As with any mutual fund, the Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information is available on the Fund's website at www.centuryfunds.com or by calling toll-free
800-303-1928.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-303-1928
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.centuryfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with any mutual fund, the Fund's past performance (before and after taxes) is not an indication of future performance.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns for Institutional Shares (for years ended December 31)
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the best return for a calendar year was 9.04% (Q4, 2011), and the worst return for a calendar quarter was -18.51% (Q3, 2011).
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investors' tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investors' tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2011)
Century Growth Opportunities Fund (Prospectus Summary) | Century Growth Opportunities Fund | Russell 2500® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.57%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2010
Century Growth Opportunities Fund (Prospectus Summary) | Century Growth Opportunities Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (for Fund shares held less than 90 days, as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.62%
Fee Reduction and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.52%)	[1]
Total Annual Fund Operating Expenses after Fee Reduction and Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	875
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,659
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,715
Annual Return 2011	rr_AnnualReturn2011	(3.45%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best return for a calendar year
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.51%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CGOF Institutional Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.45%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2010
Century Growth Opportunities Fund (Prospectus Summary) | Century Growth Opportunities Fund | Institutional Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CGOF Institutional Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.45%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2010
Century Growth Opportunities Fund (Prospectus Summary) | Century Growth Opportunities Fund | Institutional Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CGOF Institutional Shares Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.24%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2010

[1]	The Adviser has entered into a contractual agreement with the Fund to limit the operating expenses of the Institutional Shares to 1.10%. This agreement will remain in effect through February 28, 2013 and may not be terminated prior to that date without the approval of the Board of Trustees. The Adviser is permitted to recoup amounts of prior fee reductions or expense reimbursements within three years after the day on which the Adviser earned the fee or incurred the expense if the class's total annual operating expenses have fallen to a level below the lower of the limit described above or any limit then in effect.